Advances to suppliers net (Details Narrative) - USD ($) $ in Millions		1 Months Ended
	Aug. 05, 2023	Jun. 30, 2025	Sep. 30, 2024
Frame work Agreement	2 years
Ningbo Runcai
Advance to related party			$ 21.2
Ningbo Runcai | Subsequent Event [Member]
Proceeds from Related Party Debt		$ 21.2
Zhongjin Boda
Advance to related party			$ 24.2
Zhongjin Boda | Subsequent Event [Member]
Proceeds from Related Party Debt		$ 24.2